Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	450,000,000	123,886,542
Common Stock, Shares, Issued	132,214,733	31,488,921
Common Stock, Shares, Outstanding	132,214,733	31,488,921
Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0	$ 0
Temporary Equity, Shares Authorized	0	71,463,499
Temporary Equity, Shares Issued	0	62,926,410
Temporary Equity, Shares Outstanding	0	62,926,410